Other Receivables and Other Income	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Other Receivables and Other Income
Other Receivables, net and Other Income

(a)	Other Receivables, net

	September 30 2012	September 30 2013
Due from investee corporations	$3	$1
Due from vendors for agency services	12,332	10,812
Other	7,606	2,484
Allowance for doubtful accounts	—	(4,357)
	$19,941	$8,940

Long term portion:
Due from vendors for agency services	460	836
	$460	$836

	$19,481	$8,104
Note 6 – Other Receivables, net and Other Income (continued)

(a)	Other Receivables, net (continued)

Age analysis of Other Receivables, net:

	September 30 2012	September 30 2013

Current	$14,035	$5,847
Current to 3 months past due	3,284	1,639
3 months to 6 months past due	1,148	629
6 months to one year past due	613	2,403
Greater than one year past due	$401	1,943
Total other receivables gross	$19,481	$12,461

Allowance for doubtful accounts	$—	(4,357)
Total other receivables, net	$19,481	$8,104

Due from Vendors

Due from vendors includes $10,812 (2012 - $12,332) of short-term receivables from vendors, with which the Company has agency arrangements to provide bank accounts, debit and prepaid MasterCard and insurance products to our customers.

Included in this amount are gross receivables of $9,802 (September 30, 2012 - $11,316) due from a vendor. The Company has recorded an allowance of $4,357 (2012 - $nil), within corporate expense, to provide for a portion of those overdue receivables for specific amounts in dispute or where collection is otherwise considered doubtful.

Other

Amounts included in Other are amounts related to the BC Consumer Protection compliance order (Note 20(b)(ii)), the third party administration of the British Columbia class actions settlement fund as at September 30, 2012 (Note 20(a)(i)) and other amounts due in the normal course of business.

(b)	Other Income

	September 30 2011	September 30 2012	September 30 2013
Agency fee income	$46,809	$39,847	$25,386
Other income	6,467	9,571	12,949
	$53,276	$49,418	$38,335